SUBSEQUENT EVENTS (Details) $ in Thousands	Apr. 13, 2022 CLP ($)
Series A Shares
SUBSEQUENT EVENTS
Dividend payables	$ 189
Series B Shares
SUBSEQUENT EVENTS
Dividend payables	$ 207,900